CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2020
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)
Schedule of Parent company statements of balance sheet
	As of December 31,
	2020	2019
ASSETS
Current assets
Prepaid expenses and other current assets	$55,639	$-

Non-current assets
Investment in subsidiaries	11,585,290	5,179,975

Total assets	$11,640,929	$5,179,975

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares $0.001 par value, 50,000,000 shares authorized, 6,333,333 and 5,000,000 shares issued and outstanding at December 31, 2020 and 2019	6,333	5,000
Additional paid-in capital	9,358,487	4,579,116
Retained earnings	2,276,109	908,267
Accumulated other comprehensive loss	-	(312,408)
Total shareholders’ equity	11,640,929	5,179,975

Total liabilities and shareholders’ equity	$11,640,929	$5,179,975

Schedule of condensed financial information of parent company
	For the Years Ended
	December 31 2020	December 31 2019	December 31 2018
Operating expenses
General and administrative expenses	$488,735	$-	$-

Other expenses	10	-	-
Loss from operations	(488,745)	-	-
Equity in earnings of subsidiaries	2,168,995	437,904	842,661

Net income	$1,680,250	$437,904	$842,661

Foreign currency translation adjustments	-	(78,171)	(156,333
Comprehensive income attributable to the Company	$1,680,250	$359,733	$686,328

Schedule of Parent company statements of cashflows
	For the Years Ended
	December 31 2020	December 31 2019	December 31 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$1,680,250	$437,904	$842,661
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(2,168,995)	(437,904)	(842,661)
Prepaid expenses and other current assets	(55,639)	-	-
Net cash used in operating activities	(544,384)	-	-
CASH FLOW FROM INVESTING ACTIVITIES
Investment in subsidiaries	(4,236,320)	-	-
Net cash used in investing activities	(4,236,320)	-	-
Net cash provided by financing activities	4,780,704	-	-
Change in cash	-	-	-

Cash, beginning of year	-	-	-

Cash, end of year	$-	$-	$-